Capital Structure, Financial Risk and Related Items - Fair Value of Other Investment (Details) kr in Millions	Jun. 30, 2021 DKK (kr)
Financial Assets
Fair value at January 1, 2020	kr (9,900)
Fair value at December 31, 2020	(9,151)
Marketable Securities
Financial Assets
Fair value at January 1, 2020	8,819
Fair value at December 31, 2020	8,398
Other Investments
Financial Assets
Fair value at January 1, 2020	1,081
Fair value at December 31, 2020	753
Level 3 | Other Investments
Financial Assets
Fair value at January 1, 2020	14
Fair value at December 31, 2020	kr 24